Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
18
. Condensed financial information of the parent company
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements’ and concluded that it was applicable for the Company to disclose the financial statements for the parent company.
The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries” and the profit of the subsidiaries is presented as “share of profit of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2021.

	As of December 31,
	2020	2021
	RMB	RMB	US$ Note2(f)
Assets
Cash and cash equivalents	28,435	38,231	5,999
Prepaid expenses and other assets	1,247	2,795	439
Amounts due from Group companies	1,302,606	694,123	108,923
Investment in subsidiaries and VIEs	7,949,999	10,574,557	1,659,379

Total assets	9,282,287	11,309,706	1,774,740

Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	32,571	5,647	885
Contract liability	3,447	1,610	253
Amounts due to Group companies	882,963	647,199	101,559

Total liabilities	918,981	654,456	102,697

Shareholders’ equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2020 and 2021; 969,071,169 and 970,871,169 issued as of December 31, 2020 and 2021; 824,164,599 and 854,591,404 outstanding as of December 31, 2020 and 2021)	64	64	10
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2020 and 2021; 581,000,000 and 579,200,000 issued and outstanding as of December 31, 2020 and 2021)	39	39	6
Additional paid-in capital	5,659,990	5,694,733	893,628
Treasury stock (144,906,570 and 116,279,765 shares as of December 31, 2020 and 2021, respectively)	(401,621)	(324,171)	(50,870)
Statutory reserves	458,058	610,403	95,786
Accumulated other comprehensive income	(5,142)	(16,769)	(2,630)
Retained earnings	2,651,918	4,690,951	736,113

Total shareholders’ equity	8,363,306	10,655,250	1,672,043

Total liabilities and shareholders’ equity	9,282,287	11,309,706	1,774,740

Statements of comprehensive income

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ Note 2(f)
Operating expenses
General and administrative expenses	(25,590)	(20,720)	(18,617)	(2,921)

Profits from operations
Other income, net	7,898	2,158	1,502	236
Income from subsidiaries and VIEs	2,390,542	1,991,262	2,526,062	396,394

Net profit	2,372,850	1,972,700	2,508,947	393,709

Net profit attributable to ordinary shareholders	2,372,850	1,972,700	2,508,947	393,709

Statements of cash flows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ Note 2(f)
Net cash provided by (used in) operating activities for Third-party	8,474	(6,282)	(45,587)	(7,154)

Net cash provided by (used in) operating activities	8,474	(6,282)	(45,587)	(7,154)

Collection of loans from Group companies	86,471	557,936	846,737	132,871
Cash paid as loans extended to Group companies	—	—	(238,254)	(37,387)

Net cash provided by (used in) investing activities	86,471	557,936	608,483	95,484

Repayment of loans to Group companies	—	—	(839,719)	(131,770)
Cash received as loans from Group companies	—	—	603,955	94,774
Other financing activities	(401,400)	(636,936)	(310,221)	(48,681)

Net cash provided by (used in) financing activities	(401,400)	(636,936)	(545,985)	(85,677)